UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
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                                                              SEC FILE NUMBER
                                 FORM 12b-25                      0-31729
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                         NOTIFICATION OF LATE FILING           CUSIP NUMBER
                                                                45819Y 10 1
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(Check One): (X)Form 10-K   ( )Form 20-F   ( )Form 11-K
             ( )Form 10-Q   ( )Form N-SAR  ( )Form N-CSR

             For Period Ended:  June 30, 2008
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             ( )  Transition Report on Form 10-K
             ( )  Transition Report on Form 20-F
             ( )  Transition Report on Form 11-K
             ( )  Transition Report on Form 10-Q
             ( )  Transition Report on Form N-SAR
             For the Transition Period Ended: _____________________

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Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.
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If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:______________________


PART I - REGISTRANT INFORMATION

Integrated Data Corp.
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Full Name of Registrant

1000 N. West Street, Suite 1200
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Address of Principal Executive Office (Street and Number)

Wilmington, DE  19801
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City, State and Zip Code

PART II - RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

(X) (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense.

(X) (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date.

( ) (c) The accountant's statement or other exhibit required by Rule
        12b-25(c) has been attached, if applicable.




PART III - NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

Integrated Data Corp ("IDC" or the "Company") is awaiting audited financial statements from an affiliate, Montana Holdings Ltd., in which it owns a 20% interest. Without these independently audited financial statements and given the relative magnitude of IDC's investment in Montana Holdings Ltd. ($13,000,000), it is highly improbable that the Company can receive an unqualified opinion letter regarding the Company's financial statements from its independent auditors. Management is doing what it can to expedite the completion of Montana Holdings Ltd. audited financial statements and expects to file its audited financial statements for Fiscal 2007 and Fiscal 2008 in the near future.

PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification:

      David C. Bryan                 302            295-5057
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           Name                   Area Code     Telephone Number

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). ( )Yes (X)No

    9/30/07 Form 10-QSB; 12/31/07 Form 10-QSB; 3/31/08 Form 10-QSB
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(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statement to be included in the subject report or portion thereof? ( )Yes (X)No

    If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

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                           Integrated Data Corp.
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               (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.


Date:  October 6, 2008                  By:  /s/David C. Bryan
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                                             David C. Bryan
                                             President